UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	02/28/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Money Market Fund, Inc.
February 28, 2009 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--98.7%	Rate (%)	Date	Amount ($)	Value ($)
New Jersey--97.5%
Avalon Borough,
GO Notes (General Improvements
Bonds and Water/Sewer Utility
Bonds)	3.00	5/15/09	335,000	335,575
Bergen County Improvement
Authority, MFHR (Kentshire
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.58	3/7/09	21,000,000 a	21,000,000
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(Cooper Health System
Obligated Group Issue) (LOC;
Commerce Bank NA)	0.53	3/7/09	12,760,000 a	12,760,000
Camden County Improvement
Authority, MFHR (Liberty Park
Housing Project) (Liquidity
Facility; FHLMC and LOC; FHLMC)	0.85	3/7/09	6,990,000 a,b	6,990,000
Camden County Improvement
Authority, Special Revenue
(Congregation Beth El Project)
(LOC; Commerce Bank NA)	0.67	3/7/09	1,900,000 a	1,900,000
Cresskill,
GO Notes (General Improvement)
(Insured; FSA)	3.00	4/1/09	250,000	250,209
Delaware River and Bay Authority,
Revenue, Refunding (LOC; TD
Banknorth NA)	0.42	3/7/09	1,200,000 a	1,200,000
Essex Fells,
GO Notes, BAN	2.00	4/10/09	2,077,000	2,077,445
Franklin Lakes Borough,
GO Notes, Refunding (General
Improvement)	3.63	3/1/09	500,000	500,000
Greater Egg Harbor Regional School
District, Temporary Notes	3.50	8/26/09	2,000,000	2,004,839
Hackensack,
GO Notes, Refunding (Insured;
FSA)	2.25	3/15/09	735,000	735,069
Haddonfield Borough,
Water and Sewer Utility Revenue	3.50	7/15/09	230,000	231,265
Highland Park Borough,
GO Notes (Insured; FSA)	3.13	6/15/09	375,000	376,390
Hopatcong Borough,
GO Notes, BAN	2.50	9/18/09	4,758,195	4,769,226
Jefferson Township,
GO Notes, BAN	2.25	7/1/09	3,135,973	3,138,541
Livingston Township,
GO Notes, Refunding, BAN	2.25	5/21/09	2,002,200	2,003,287
Long Branch,
GO Notes, BAN	2.25	8/14/09	1,100,000	1,100,635

Middlesex County,
GO Notes	3.25	6/1/09	950,000	953,422
Montville Township,
GO Notes	2.50	5/15/09	155,000	155,125
Morristown,
GO Notes, BAN	3.00	6/16/09	5,775,000	5,790,029
New Jersey,
COP, Refunding (Equipment
Lease Purchase Agreement)	5.25	6/15/09	1,250,000	1,261,042
New Jersey Economic Development
Authority, EDR (Challenge
Printing Project) (LOC;
Wachovia Bank)	0.78	3/7/09	520,000 a	520,000
New Jersey Economic Development
Authority, EDR (Fisk Alloy
Wire Inc. and Affiliates
Project) (LOC; Wachovia Bank)	0.78	3/7/09	510,000 a	510,000
New Jersey Economic Development
Authority, EDR (Hathaway
Associates, LLC Project) (LOC;
Wachovia Bank)	0.78	3/7/09	1,850,000 a	1,850,000
New Jersey Economic Development
Authority, EDR (J James Realty
Project) (LOC; Wachovia Bank)	0.78	3/7/09	100,000 a	100,000
New Jersey Economic Development
Authority, EDR (Marco
Holdings, LLC Project) (LOC;
Wachovia Bank)	0.78	3/7/09	1,115,000 a	1,115,000
New Jersey Economic Development
Authority, EDR (Maroukian
Realty, LLC Project) (LOC;
Commerce Bank NA)	0.77	3/7/09	1,320,000 a	1,320,000
New Jersey Economic Development
Authority, EDR (Parke Place
Associates Project) (LOC;
Commerce Bank NA)	0.77	3/7/09	2,385,000 a	2,385,000
New Jersey Economic Development
Authority, EDR (RCC
Properties, LLC Project) (LOC;
Wachovia Bank)	0.78	3/7/09	1,410,000 a	1,410,000
New Jersey Economic Development
Authority, EDR (Republic
Services, Inc. Project) (LOC;
Bank of America)	0.65	3/7/09	6,465,000 a	6,465,000
New Jersey Economic Development
Authority, EDR (Services for
Children with Hidden
Intelligence, Inc. Project)
(LOC; Fulton Bank)	0.70	3/7/09	4,800,000 a	4,800,000
New Jersey Economic Development
Authority, EDR (Stone Brothers
Secaucus LLC Project) (LOC; TD
Banknorth NA)	0.77	3/7/09	2,010,000 a	2,010,000
New Jersey Economic Development
Authority, EDR (Superior
Bakers, Inc./Ginsburg Bakery,
Inc. Project) (LOC; PNC Bank
NA)	0.80	3/7/09	1,735,000 a	1,735,000
New Jersey Economic Development

Authority, EDR (The Center
School Project) (LOC; Bank of
America)	0.65	3/7/09	565,000 a	565,000
New Jersey Economic Development
Authority, EDR (The Challenge
Printing Company, Inc.
Project) (LOC; Wachovia Bank)	0.78	3/7/09	1,785,000 a	1,785,000
New Jersey Economic Development
Authority, EDR (The Pennington
School Project) (LOC; Citizens
Bank of Pennsylvania)	0.65	3/7/09	1,525,000 a	1,525,000
New Jersey Economic Development
Authority, IDR, Refunding (VPR
Commerce Center Project) (LOC;
PNC Bank NA)	0.55	3/7/09	900,000 a	900,000
New Jersey Economic Development
Authority, Market Transition
Facility Senior Lien Revenue,
Refunding	5.00	7/1/09	12,370,000	12,512,529
New Jersey Economic Development
Authority, Revenue (Applewood
Estates Project) (LOC;
Commerce Bank NA)	0.45	3/7/09	1,275,000 a	1,275,000
New Jersey Economic Development
Authority, Revenue (Buchanan
and Zweigle Project) (LOC;
Wachovia Bank)	0.78	3/7/09	1,950,000 a	1,950,000
New Jersey Economic Development
Authority, Revenue (Cascade
Corporation - Courthouse
Convalescent and
Rehabilitation Center and
Eastern Shore Nursing and
Rehabilitation Center
Projects) (LOC; Bank of
America)	0.62	3/7/09	5,275,000 a	5,275,000
New Jersey Economic Development
Authority, Revenue (Cascade
Corporation - Courthouse
Convalescent and
Rehabilitation Center and
Eastern Shore Nursing and
Rehabilitation Center
Projects) (LOC; Bank of
America)	0.62	3/7/09	4,210,000 a	4,210,000
New Jersey Economic Development
Authority, Revenue (Crane's
Mill Project) (LOC; TD
Banknorth NA)	0.52	3/7/09	100,000 a	100,000
New Jersey Economic Development
Authority, Revenue (Falcon
Safety Products, Inc. Project)
(LOC; PNC Bank NA)	0.80	3/7/09	2,010,000 a	2,010,000
New Jersey Economic Development
Authority, Revenue (Joseph H.
Moreng, Jr. and James Moreng
Leasing Partnership) (LOC;
Wachovia Bank)	0.73	3/7/09	530,000 a	530,000
New Jersey Economic Development

Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wachovia Bank)	0.78	3/7/09	270,000 a	270,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wachovia Bank)	0.78	3/7/09	2,000,000 a	2,000,000
New Jersey Economic Development
Authority, Revenue (Somerset
Hills YMCA Project) (LOC;
Commerce Bank NA)	0.67	3/7/09	3,580,000 a	3,580,000
New Jersey Economic Development
Authority, Revenue (Stuart
Country Day School of the
Sacred Heart, Princeton, Inc.
Project) (LOC; Allied Irish
Banks)	2.00	3/7/09	2,325,000 a	2,325,000
New Jersey Economic Development
Authority, Revenue (The Cooper
Health System Project) (LOC;
TD Banknorth NA)	0.50	3/7/09	6,400,000 a	6,400,000
New Jersey Economic Development
Authority, Revenue (The
Montclair Art Museum Project)
(LOC; JPMorgan Chase Bank)	0.53	3/7/09	5,260,000 a	5,260,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Station Plaza Park and Ride,
L.P. Project) (LOC; Wachovia
Bank)	0.78	3/7/09	3,885,000 a	3,885,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/09	500,000	500,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/09	2,320,000	2,363,704
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/09	200,000	203,233
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Liquidity Facility; Bank of
America)	0.87	3/7/09	8,100,000 a,b	8,100,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Liquidity Facility; Citibank
NA)	0.67	3/7/09	15,000,000 a,b	15,000,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,
Refunding (LOC; Allied Irish
Banks)	1.03	3/7/09	19,945,000 a	19,945,000
New Jersey Economic Development
Authority, Senior Care Revenue
(Bayshore Health Care Center
Project) (LOC; KBC Bank)	0.72	3/7/09	1,100,000 a	1,100,000
New Jersey Economic Development

Authority, Special Facility
Revenue (Port Newark Container
Terminal LLC Project) (LOC;
Citibank NA)	0.72	3/7/09	36,220,000 a	36,220,000
New Jersey Economic Development
Authority, Thermal Energy
Facilites Revenue (Thermal
Energy Limited Partnership I
Project) (LOC; Bank One NA)	0.63	3/7/09	3,800,000 a	3,800,000
New Jersey Economic Development
Authority, Transportation
Project Sublease Revenue (New
Jersey Transit Corporation
Light Rail Transit System
Projects)	5.00	5/1/09	500,000	502,565
New Jersey Economic Development
Authority, Transportation
Project Sublease Revenue (New
Jersey Transit Corporation
Light Rail Transit System
Projects) (Insured; FSA)	5.75	5/1/09	3,000,000	3,018,526
New Jersey Educational Facilities
Authority, Higher Education
Facilities Trust Fund Revenue,
Refunding	5.00	9/1/09	1,150,000	1,171,664
New Jersey Educational Facilities
Authority, Revenue (Institute
for Defense Analyses Issue)
(LOC; Branch Banking and Trust
Co.)	0.55	3/7/09	4,900,000 a	4,900,000
New Jersey Educational Facilities
Authority, Revenue (The
William Paterson University of
New Jersey Issue) (Insured;
Assured Guaranty)	4.00	7/1/09	1,150,000	1,157,341
New Jersey Health Care Facilities
Financing Authority, Revenue
(AHS Hospital Corporation
Issue) (LOC; JPMorgan Chase
Bank)	0.30	3/7/09	5,000,000 a	5,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(AtlantiCare Regional Medical
Center) (LOC; Wachovia Bank)	0.55	3/7/09	10,700,000 a	10,700,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Christian Health Care Center
Issue) (LOC; Valley National
Bank)	0.55	3/7/09	7,485,000 a	7,485,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hospital Capital Asset
Financing Program) (LOC;
JPMorgan Chase Bank)	0.35	3/7/09	1,900,000 a	1,900,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hospital Capital Asset
Financing Program) (LOC;
JPMorgan Chase Bank)	0.35	3/7/09	650,000 a	650,000
New Jersey Health Care Facilities

Financing Authority, Revenue
(Hospital Capital Asset
Financing Program) (LOC;
JPMorgan Chase Bank)	0.35	3/7/09	1,625,000 a	1,625,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hospital Capital Asset
Financing Program) (LOC;
JPMorgan Chase Bank)	0.35	3/7/09	200,000 a	200,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Assistance Corporation I, LLC
Project) (LOC; Wachovia Bank)	0.55	3/7/09	3,000,000 a	3,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (LOC; JPMorgan
Chase Bank)	0.42	3/7/09	5,890,000 a	5,890,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Somerset Medical Center
Issue) (LOC; TD Banknorth NA)	0.50	3/7/09	3,100,000 a	3,100,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital, Inc.)
(LOC; Wachovia Bank)	0.67	3/7/09	5,200,000 a	5,200,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(The Community Hospital Group,
Inc.) (LOC; Wachovia Bank)	0.55	3/7/09	16,820,000 a	16,820,000
New Jersey Health Care Facilities
Financing Authority, Revenue,
Refunding (Christian Health
Care Center Issue) (LOC;
Valley National Bank)	0.75	3/7/09	1,785,000 a	1,785,000
New Jersey Health Care Facilities
Financing Authority, Revenue,
Refunding (Underwood-Memorial
Hospital Issue) (LOC; UBS AG)	0.59	3/7/09	13,190,000 a	13,190,000
New Jersey Housing and Mortgage
Finance Agency, Capital Fund
Program Revenue (Insured; FSA
and Liquidity Facility;
JPMorgan Chase Bank)	2.17	3/7/09	2,400,000 a,b	2,400,000
New Jersey Transit Corporation,
COP (Federal Transit
Administration Grants)	5.50	9/15/09	8,000,000	8,185,349
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.13	6/15/09	175,000 c	176,503
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/09	1,000,000	1,009,875
New Jersey Transportation Trust
Fund Authority, Grant
Anticipation Bonds	5.00	6/15/09	4,000,000	4,032,575
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA

and Liquidity Facility; Dexia
Credit Locale)	2.00	3/7/09	24,200,000 a	24,200,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	2.00	3/7/09	28,000,000 a	28,000,000
Newark,
GO Notes, BAN (General
Improvement)	2.50	4/15/09	25,300,000	25,314,587
Newark,
GO Notes, Refunding	2.50	10/1/09	3,535,000	3,555,206
Port Authority of New York and New
Jersey (Consolidated Bonds,
133rd Series) (Insured; FSA)	2.50	7/15/09	380,000	380,696
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Liquidity Facility; Dexia
Credit Locale and LOC; Dexia Credit
Locale)	3.12	3/7/09	5,000,000 a,b	5,000,000
Port Authority of New York and New
Jersey, Equipment Notes	0.73	3/7/09	1,255,000 a	1,255,000
Port Authority of New York and New
Jersey, Equipment Notes	0.73	3/7/09	5,800,000 a	5,800,000
Princeton Borough,
GO Notes, BAN	2.50	6/12/09	4,297,000	4,305,329
Puttable Floating Option Tax
Exempt Receipts (New Jersey
Economic Development
Authority, Assisted Living
Facility Revenue (Meridian
Assisted Living at Bridgewater
Project)) (LOC; Merrill Lynch
Capital Services and Liquidity
Facility; Merrill Lynch
Capital Services)	1.70	3/7/09	14,175,000 a,b	14,175,000
Puttable Floating Option Tax
Exempt Receipts (Tobacco
Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds) (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch Capital Services)	1.62	3/7/09	2,730,000 a,b	2,730,000
Quinton Township,
GO Notes, BAN	2.75	3/1/09	1,225,000	1,225,020
South Orange Village Township,
BAN	2.50	9/11/09	3,695,373	3,704,019
Sparta Township,
GO Notes, BAN	2.25	5/29/09	4,018,065	4,020,465
Summit,
GO Notes, BAN	2.25	5/7/09	1,520,000	1,520,409
Summit,
GO Notes, BAN	2.50	5/15/09	3,800,000	3,804,212
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/09	895,000	901,894

Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	1.55	3/7/09	5,115,000 a,b	5,115,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch and Company Inc.)	1.62	3/7/09	28,400,000 a,b	28,400,000
Wayne Township,
GO Notes, BAN	2.50	9/18/09	3,000,000	3,004,841

U.S. Related--1.2%
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb Company
Project)	0.72	3/7/09	6,300,000 a	6,300,000

Total Investments (cost $513,152,641)			98.7%	513,152,641
Cash and Receivables (Net)			1.3%	6,884,863
Net Assets			100.0%	520,037,504

a	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities amounted to $87,910,000 or 16.9% of net assets.
c	This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

At February 28, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company

CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	513,152,641
Level 3 - Significant Unobservable Inputs	0
Total	513,152,641

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)